Shareholder Report			6 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			NORTHWESTERN MUTUAL SERIES FUND INC
Entity Central Index Key			0000742212
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2025
C000259889
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active/Passive Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 6/30/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Aggressive Portfolio	$0Footnote Reference*	0.27%
Footnote	Description
Footnote*	This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.27%
Expenses Short Period Footnote [Text Block]	This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
AssetsNet	$ 25,003,000	$ 25,003,000	$ 25,003,000
Holdings Count | Holding	24	24	24
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$25,003 # of Portfolio Holdings (Derivatives not included, if applicable)24 Portfolio Turnover Rate0%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Commodities	2.5%
Fixed Income	19.0%
Foreign Equity	26.7%
Domestic Equity	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	10.2%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	9.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	8.0%
iShares Core U.S. Aggregate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	6.0%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	5.5%
iShares Core MSCI EAFE ETF	5.4%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	4.5%

Material Fund Change [Text Block]
C000259890
Shareholder Report [Line Items]
Fund Name		ACTIVE/PASSIVE ALL EQUITY PORTFOLIO
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Active/Passive All Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 6/30/2025.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number		1-888-455-2232
Additional Information Email		vavldocrequest@northwesternmutual.com
Additional Information Website		www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive All Equity Portfolio	$0Footnote Reference*	0.27%
Footnote	Description
Footnote*	This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.27%
Expenses Short Period Footnote [Text Block]		This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
AssetsNet	$ 25,003,000	$ 25,003,000	$ 25,003,000
Holdings Count | Holding	21	21	21
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$25,003 # of Portfolio Holdings (Derivatives not included, if applicable)21 Portfolio Turnover Rate0%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Commodities	2.0%
Foreign Equity	35.0%
Domestic Equity	60.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	13.7%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	9.5%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	8.3%
SPDR Portfolio S&P 400 Mid Cap ETF	7.5%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	6.3%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	6.3%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	6.3%
iShares Core MSCI EAFE ETF	6.2%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.5%
Invesco S&P 500 Equal Weight ETF	5.2%

Material Fund Change [Text Block]
C000259888
Shareholder Report [Line Items]
Fund Name		ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Active/Passive Conservative Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 6/30/2025.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number		1-888-455-2232
Additional Information Email		vavldocrequest@northwesternmutual.com
Additional Information Website		www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Conservative Portfolio	$0Footnote Reference*	0.27%
Footnote	Description
Footnote*	This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.27%
Expenses Short Period Footnote [Text Block]		This expense information covers the period from 6/30/2025 to 6/30/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
AssetsNet	$ 25,003,000	$ 25,003,000	$ 25,003,000
Holdings Count | Holding	23	23	23
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$25,003 # of Portfolio Holdings (Derivatives not included, if applicable)23 Portfolio Turnover Rate0%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Commodities	1.5%
Foreign Equity	8.3%
Domestic Equity	16.0%
Fixed Income	72.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

iShares Core U.S. Aggregate Bond ETF	26.2%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	10.5%
SPDR Portfolio Long Term Treasury ETF	8.0%
iShares Core S&P 500 ETF	2.7%
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	2.2%
SPDR Portfolio S&P 400 Mid Cap ETF	2.2%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	2.0%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	1.7%

Material Fund Change [Text Block]
C000000079
Shareholder Report [Line Items]
Fund Name			ASSET ALLOCATION PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Asset Allocation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Portfolio	$8	0.15%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.15%
AssetsNet	$ 281,740,000	$ 281,740,000	$ 281,740,000
Holdings Count | Holding	27	27	27
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$281,740 # of Portfolio Holdings (Derivatives not included, if applicable)27 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.9%
Commodities	0.4%
Foreign Equity	19.8%
Fixed Income	33.8%
Domestic Equity	42.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	18.1%
iShares Core S&P 500 ETF	12.3%
iShares Core U.S. Aggregate Bond ETF	7.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	6.1%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.2%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.1%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.0%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	4.0%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3.4%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Moderate Portfolio.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Name [Text Block]			Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Moderate Portfolio.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number			1-888-455-2232
Updated Prospectus Email Address			vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address			www.nmseriesfund.com
C000000080
Shareholder Report [Line Items]
Fund Name			BALANCED PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Balanced Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Portfolio	$6	0.11%

Expenses Paid, Amount			$ 6
Expense Ratio, Percent			0.11%
AssetsNet	$ 1,934,842,000	$ 1,934,842,000	$ 1,934,842,000
Holdings Count | Holding	27	27	27
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,934,842 # of Portfolio Holdings (Derivatives not included, if applicable)27 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.6%
Commodities	0.3%
Foreign Equity	14.2%
Domestic Equity	28.9%
Fixed Income	53.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.8%
iShares Core U.S. Aggregate Bond ETF	13.2%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	6.9%
SPDR Portfolio Long Term Treasury ETF	5.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4.1%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.6%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	2.6%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	2.6%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	2.5%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Balanced Portfolio.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Name [Text Block]			Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Balanced Portfolio.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number			1-888-455-2232
Updated Prospectus Email Address			vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address			www.nmseriesfund.com
C000000076
Shareholder Report [Line Items]
Fund Name			DOMESTIC EQUITY PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$25	0.50%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.50%
AssetsNet	$ 1,072,419,000	$ 1,072,419,000	$ 1,072,419,000
Holdings Count | Holding	33	33	33
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,072,419 # of Portfolio Holdings (Derivatives not included, if applicable)33 Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Materials	2.8%
Real Estate	2.8%
Utilities	3.1%
Energy	5.6%
Communication Services	6.6%
Consumer Staples	7.8%
Consumer Discretionary	8.5%
Industrials	11.9%
Health Care	13.7%
Information Technology	16.7%
Financials	18.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Teledyne Technologies, Inc.	3.5%
Cisco Systems, Inc.	3.5%
Analog Devices, Inc.	3.4%
The Walt Disney Co.	3.3%
Electronic Arts, Inc.	3.3%
The Charles Schwab Corp.	3.3%
Alphabet, Inc. - Class A	3.3%
Bank of America Corp.	3.2%
Fidelity National Information Services, Inc.	3.1%
The Travelers Cos., Inc.	3.1%

C000050280
Shareholder Report [Line Items]
Fund Name			EMERGING MARKETS EQUITY PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$47	0.90%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.90%
AssetsNet	$ 1,166,558,000	$ 1,166,558,000	$ 1,166,558,000
Holdings Count | Holding	64	64	64
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,166,558 # of Portfolio Holdings (Derivatives not included, if applicable)64 Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Energy	0.6%
Utilities	1.7%
Health Care	2.1%
Real Estate	2.7%
Consumer Staples	3.5%
Materials	4.2%
Industrials	9.1%
Communication Services	11.0%
Consumer Discretionary	14.3%
Information Technology	24.7%
Financials	25.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	12.9%
Tencent Holdings, Ltd.	7.8%
Alibaba Group Holding, Ltd.	4.0%
Samsung Electronics Co., Ltd., Various	4.0%
HDFC Bank, Ltd.	3.2%
SK Hynix, Inc.	2.6%
Contemporary Amperex Technology Co., Ltd. - Class A	2.2%
ICICI Bank, Ltd.	2.0%
Grupo Mexico SAB de CV	1.8%
Midea Group Co., Ltd., Various	1.8%

C000000077
Shareholder Report [Line Items]
Fund Name			EQUITY INCOME PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$29	0.57%

Expenses Paid, Amount			$ 29
Expense Ratio, Percent			0.57%
AssetsNet	$ 741,845,000	$ 741,845,000	$ 741,845,000
Holdings Count | Holding	119	119	119
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$741,845 # of Portfolio Holdings (Derivatives not included, if applicable)119 Portfolio Turnover Rate18%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.5%
Materials	3.1%
Real Estate	3.7%
Consumer Discretionary	4.3%
Utilities	5.9%
Communication Services	5.9%
Energy	8.6%
Consumer Staples	8.9%
Information Technology	9.9%
Health Care	12.8%
Industrials	13.5%
Financials	21.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Alphabet, Inc., Various	2.1%
MetLife, Inc.	2.1%
The Southern Co.	2.0%
QUALCOMM, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Co.	1.9%
The Boeing Co., Various	1.8%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%

C000000090
Shareholder Report [Line Items]
Fund Name			FOCUSED APPRECIATION PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$31	0.61%

Expenses Paid, Amount			$ 31
Expense Ratio, Percent			0.61%
AssetsNet	$ 1,525,707,000	$ 1,525,707,000	$ 1,525,707,000
Holdings Count | Holding	37	37	37
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,525,707 # of Portfolio Holdings (Derivatives not included, if applicable)37 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.2%
Consumer Staples	2.5%
Industrials	6.8%
Financials	8.7%
Health Care	10.6%
Consumer Discretionary	16.2%
Communication Services	24.8%
Information Technology	29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	9.2%
Meta Platforms, Inc. - Class A	8.6%
Netflix, Inc.	8.1%
Tesla, Inc.	6.5%
Amazon.com, Inc.	6.0%
Oracle Corp.	5.7%
Alphabet, Inc., Various	5.4%
Visa, Inc. - Class A	4.9%
The Boeing Co.	4.7%
Microsoft Corp.	4.6%

C000000083
Shareholder Report [Line Items]
Fund Name			GOVERNMENT MONEY MARKET PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$17	0.33%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.33%
AssetsNet	$ 507,587,000	$ 507,587,000	$ 507,587,000
Holdings Count | Holding	105	105	105
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$507,587 # of Portfolio Holdings (Derivatives not included, if applicable)105
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-1.3%
Repurchase Agreements	39.0%
US Government & Agencies	62.3%

C000000091
Shareholder Report [Line Items]
Fund Name			GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$22	0.42%

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.42%
AssetsNet	$ 1,409,945,000	$ 1,409,945,000	$ 1,409,945,000
Holdings Count | Holding	62	62	62
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,409,945 # of Portfolio Holdings (Derivatives not included, if applicable)62 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Energy	0.2%
Materials	0.8%
Consumer Staples	0.9%
Utilities	1.0%
Industrials	3.4%
Health Care	7.5%
Financials	9.6%
Communication Services	15.2%
Consumer Discretionary	17.2%
Information Technology	43.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	14.1%
Microsoft Corp.	10.3%
Amazon.com, Inc.	7.8%
Apple, Inc.	6.9%
Meta Platforms, Inc. - Class A	5.4%
Alphabet, Inc., Various	4.9%
Visa, Inc. - Class A	3.5%
Carvana Co.	3.4%
Broadcom, Inc.	3.4%
Netflix, Inc.	3.3%

C000000081
Shareholder Report [Line Items]
Fund Name			HIGH YIELD BOND PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$23	0.46%

Expenses Paid, Amount			$ 23
Expense Ratio, Percent			0.46%
AssetsNet	$ 703,673,000	$ 703,673,000	$ 703,673,000
Holdings Count | Holding	539	539	539
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$703,673 # of Portfolio Holdings (Derivatives not included, if applicable)539 Portfolio Turnover Rate12%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	4.9%
Communication Services	0.0%
Diversified	0.2%
Utilities	3.2%
Basic Materials	3.8%
Communications	9.4%
Energy	9.7%
Technology	10.1%
Industrial	12.1%
Financial	12.2%
Consumer, Non-Cyclical	15.0%
Consumer, Cyclical	19.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
Ford Motor Credit Co. LLC, Various	1.9%
HUB International, Ltd., Various	1.6%
TransDigm, Inc., Various	1.6%
Clarios Global LP / Clarios US Finance Co., Various	1.2%
Cloud Software Group, Inc., Various	1.1%
Medline Borrower LP, Various	1.1%
1011778 BC ULC / New Red Finance, Inc., Various	1.1%
Tenet Healthcare Corp., Various	1.1%
Ardonagh Group Finance, Ltd., 8.875%, 2/15/32	1.0%

C000000089
Shareholder Report [Line Items]
Fund Name			INDEX 400 STOCK PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$12	0.24%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.24%
AssetsNet	$ 1,407,814,000	$ 1,407,814,000	$ 1,407,814,000
Holdings Count | Holding	401	401	401
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,407,814 # of Portfolio Holdings (Derivatives not included, if applicable)401 Portfolio Turnover Rate6%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Communication Services	1.2%
Utilities	2.8%
Energy	3.7%
Consumer Staples	5.3%
Materials	5.8%
Real Estate	6.8%
Health Care	8.4%
Information Technology	11.5%
Consumer Discretionary	13.1%
Financials	17.9%
Industrials	22.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Interactive Brokers Group, Inc. - Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc.	0.6%
US Foods Holding Corp.	0.6%

C000000078
Shareholder Report [Line Items]
Fund Name			INDEX 500 STOCK PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$10	0.19%

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.19%
AssetsNet	$ 6,872,118,000	$ 6,872,118,000	$ 6,872,118,000
Holdings Count | Holding	504	504	504
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$6,872,118 # of Portfolio Holdings (Derivatives not included, if applicable)504 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.4%
Industrials	8.5%
Health Care	9.2%
Communication Services	9.7%
Consumer Discretionary	10.3%
Financials	13.9%
Information Technology	32.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Various	3.5%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%

C000050279
Shareholder Report [Line Items]
Fund Name			INDEX 600 STOCK PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$13	0.27%

Expenses Paid, Amount			$ 13
Expense Ratio, Percent			0.27%
AssetsNet	$ 471,974,000	$ 471,974,000	$ 471,974,000
Holdings Count | Holding	604	604	604
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$471,974 # of Portfolio Holdings (Derivatives not included, if applicable)604 Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Utilities	2.3%
Consumer Staples	3.0%
Communication Services	3.0%
Energy	3.9%
Materials	4.9%
Real Estate	7.6%
Health Care	10.5%
Information Technology	13.2%
Consumer Discretionary	13.2%
Financials	18.9%
Industrials	19.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Mr. Cooper Group, Inc.	0.7%
Aerovironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.6%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%
Dycom Industries, Inc.	0.5%

C000050276
Shareholder Report [Line Items]
Fund Name			INFLATION PROTECTION PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Inflation Protection Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protection Portfolio	$23	0.46%

Expenses Paid, Amount			$ 23
Expense Ratio, Percent			0.46%
AssetsNet	$ 415,020,000	$ 415,020,000	$ 415,020,000
Holdings Count | Holding	159	159	159
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$415,020 # of Portfolio Holdings (Derivatives not included, if applicable)159 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	8.6%
Municipal Bonds	0.4%
Corporate Bonds	9.1%
Structured Products	24.2%
Governments	57.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	54.3%
Federal Home Loan Mortgage Corp., Various	5.7%
Government National Mortgage Association, Various	5.2%
Federal National Mortgage Association, Various	5.2%
Mainbeach Funding DAC	2.5%
Overwatch Alpha Funding LLC	2.5%
HQLA Funding LLC	2.5%
Government National Mortgage Association TBA, 4%, 7/15/54	1.0%
JPMorgan Chase & Co., Various	0.7%
Tennessee Valley Authority, Various	0.6%

C000000087
Shareholder Report [Line Items]
Fund Name			INTERNATIONAL EQUITY PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$38	0.68%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.68%
AssetsNet	$ 2,226,847,000	$ 2,226,847,000	$ 2,226,847,000
Holdings Count | Holding	90	90	90
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$2,226,847 # of Portfolio Holdings (Derivatives not included, if applicable)90 Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.8%
Real Estate	1.3%
Energy	5.1%
Communication Services	5.7%
Consumer Staples	7.7%
Information Technology	7.9%
Materials	10.1%
Industrials	10.4%
Consumer Discretionary	11.3%
Health Care	14.3%
Financials	24.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

BNP Paribas SA	3.3%
Banco Santander SA	3.3%
Johnson Controls International PLC	3.1%
Novartis AG	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7%
GSK PLC	2.6%
Barclays PLC	2.5%
Sanofi SA	2.5%
Itau Unibanco Holding SA	2.4%
UBS Group AG	2.2%

C000000086
Shareholder Report [Line Items]
Fund Name			INTERNATIONAL GROWTH PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$32	0.61%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.61%
AssetsNet	$ 1,127,399,000	$ 1,127,399,000	$ 1,127,399,000
Holdings Count | Holding	68	68	68
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,127,399 # of Portfolio Holdings (Derivatives not included, if applicable)68 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Consumer Staples	0.3%
Energy	0.4%
Communication Services	1.7%
Health Care	3.7%
Materials	8.4%
Consumer Discretionary	8.6%
Financials	17.5%
Information Technology	22.5%
Industrials	34.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

SAP SE	6.7%
Safran SA	5.1%
ASML Holding NV	3.7%
CRH PLC	3.6%
Compass Group PLC	3.1%
Linde PLC	3.0%
Recruit Holdings Co., Ltd.	2.9%
GE Vernova, Inc.	2.8%
Atlas Copco AB - Class A	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%

C000050277
Shareholder Report [Line Items]
Fund Name			LARGE CAP BLEND PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$37	0.72%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.72%
AssetsNet	$ 172,440,000	$ 172,440,000	$ 172,440,000
Holdings Count | Holding	52	52	52
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$172,440 # of Portfolio Holdings (Derivatives not included, if applicable)52 Portfolio Turnover Rate19%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Real Estate	0.6%
Materials	1.8%
Consumer Staples	3.2%
Utilities	3.6%
Energy	4.2%
Health Care	7.8%
Communication Services	8.0%
Industrials	10.6%
Consumer Discretionary	12.1%
Financials	15.6%
Information Technology	31.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Microsoft Corp.	9.1%
NVIDIA Corp.	6.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.0%
Wells Fargo & Co.	3.3%
Broadcom, Inc.	3.0%
Mastercard, Inc. - Class A	2.7%
American Express Co.	2.5%
Alphabet, Inc. - Class A	2.5%

C000000075
Shareholder Report [Line Items]
Fund Name			LARGE CAP CORE STOCK PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$22	0.43%

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.43%
AssetsNet	$ 773,972,000	$ 773,972,000	$ 773,972,000
Holdings Count | Holding	136	136	136
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$773,972 # of Portfolio Holdings (Derivatives not included, if applicable)136 Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.8%
Investment Companies	1.1%
Real Estate	1.2%
Materials	2.0%
Utilities	2.7%
Energy	4.1%
Industrials	5.3%
Consumer Staples	5.6%
Communication Services	9.5%
Health Care	10.1%
Consumer Discretionary	11.3%
Financials	13.7%
Information Technology	32.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	8.0%
Microsoft Corp.	7.6%
Apple, Inc.	5.1%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.4%
Wells Fargo & Co.	3.3%
Broadcom, Inc.	3.1%
Berkshire Hathaway, Inc. - Class B	2.2%
Mastercard, Inc. - Class A	1.7%
Exxon Mobil Corp.	1.7%

C000050275
Shareholder Report [Line Items]
Fund Name			LARGE COMPANY VALUE PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$38	0.75%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.75%
AssetsNet	$ 156,717,000	$ 156,717,000	$ 156,717,000
Holdings Count | Holding	46	46	46
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$156,717 # of Portfolio Holdings (Derivatives not included, if applicable)46 Portfolio Turnover Rate56%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.3%
Real Estate	1.8%
Communication Services	3.2%
Materials	4.9%
Utilities	5.4%
Energy	6.6%
Information Technology	8.0%
Industrials	11.3%
Consumer Staples	14.8%
Health Care	19.9%
Financials	21.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Johnson & Johnson	5.5%
Truist Financial Corp.	4.0%
JPMorgan Chase & Co.	3.8%
Kenvue, Inc.	3.6%
Duke Energy Corp.	3.5%
Norfolk Southern Corp.	3.3%
Enterprise Products Partners LP	3.2%
Becton Dickinson and Co.	3.1%
Unilever PLC, ADR	3.0%
BlackRock, Inc.	3.0%

C000050282
Shareholder Report [Line Items]
Fund Name			LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$124	2.45%

Expenses Paid, Amount			$ 124
Expense Ratio, Percent			2.45%
AssetsNet	$ 122,419,000	$ 122,419,000	$ 122,419,000
Holdings Count | Holding	106	106	106
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$122,419 # of Portfolio Holdings (Derivatives not included, if applicable)106 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-44.7%
Corporate Bonds	0.2%
Structured Products	20.4%
Governments	124.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	115.0%
Uniform Mortgage Backed Security TBA, Various	9.6%
US Treasury Inflation Index Bond, Various	7.9%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.7%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.5%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.3%
Federal National Mortgage Association, Various	1.2%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4%, 9/15/54	0.7%
US Treasury Stripped, Various	0.6%
Federal National Mortgage Association, Series 2016-61, Class ML, 3%, 9/25/46	0.6%

C000000085
Shareholder Report [Line Items]
Fund Name			MID CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$28	0.54%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.54%
AssetsNet	$ 1,066,477,000	$ 1,066,477,000	$ 1,066,477,000
Holdings Count | Holding	108	108	108
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,066,477 # of Portfolio Holdings (Derivatives not included, if applicable)108 Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Materials	0.5%
Real Estate	1.4%
Consumer Staples	1.6%
Utilities	3.1%
Energy	3.4%
Communication Services	3.9%
Financials	11.4%
Health Care	14.3%
Industrials	18.7%
Consumer Discretionary	20.4%
Information Technology	20.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Royal Caribbean Cruises, Ltd.	3.3%
Vistra Corp.	3.1%
Hilton Worldwide Holdings, Inc.	2.9%
Howmet Aerospace, Inc.	2.8%
Flutter Entertainment PLC	2.5%
Axon Enterprise, Inc.	2.0%
Quanta Services, Inc.	2.0%
CloudFlare, Inc. - Class A	2.0%
Roblox Corp. - Class A	1.9%
HEICO Corp. - Class A	1.9%

C000000088
Shareholder Report [Line Items]
Fund Name			MID CAP VALUE PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$36	0.72%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.72%
AssetsNet	$ 645,836,000	$ 645,836,000	$ 645,836,000
Holdings Count | Holding	108	108	108
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$645,836 # of Portfolio Holdings (Derivatives not included, if applicable)108 Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.6%
Communication Services	0.7%
Consumer Discretionary	4.0%
Materials	5.4%
Energy	5.6%
Information Technology	6.0%
Real Estate	7.7%
Utilities	7.9%
Consumer Staples	10.4%
Health Care	15.4%
Industrials	17.3%
Financials	18.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.0%
U.S. Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc.	1.6%

C000050283
Shareholder Report [Line Items]
Fund Name			MULTI-SECTOR BOND PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$38	0.74%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.74%
AssetsNet	$ 1,326,293,000	$ 1,326,293,000	$ 1,326,293,000
Holdings Count | Holding	966	966	966
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$1,326,293 # of Portfolio Holdings (Derivatives not included, if applicable)966 Portfolio Turnover Rate13%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-2.4%
Warrants	0.0%
Common Stocks	0.1%
Municipal Bonds	0.2%
Bank Loan Obligations	4.5%
Governments	22.5%
Structured Products	32.3%
Corporate Bonds	42.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	13.6%
Citigroup Global Markets, Inc. Repurchase Agreement, 4.41%, 7/2/25	4.9%
JP Morgan Securities LLC Repurchase Agreement, 4.48%, 7/1/25	4.5%
US Treasury, Various	3.9%
Canadian Imperial Bank of Commerce Repurchase Agreement, Various	3.9%
Saudi Government International Bond, Various	1.6%
Petroleos Mexicanos, Various	1.3%
United Mexican States, Various	1.3%
European Union, 3%, 12/4/34	1.2%
Argentine Republic Government International Bond, Various	1.0%

C000050278
Shareholder Report [Line Items]
Fund Name			RESEARCH INTERNATIONAL CORE PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$38	0.71%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.71%
AssetsNet	$ 976,241,000	$ 976,241,000	$ 976,241,000
Holdings Count | Holding	111	111	111
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$976,241 # of Portfolio Holdings (Derivatives not included, if applicable)111 Portfolio Turnover Rate17%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.1%
Real Estate	0.4%
Utilities	2.7%
Energy	4.0%
Communication Services	4.7%
Consumer Staples	7.2%
Materials	7.7%
Consumer Discretionary	8.3%
Information Technology	8.7%
Health Care	10.3%
Industrials	19.5%
Financials	24.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Schneider Electric SE	2.8%
Roche Holding AG	2.5%
Hitachi, Ltd.	2.5%
Linde PLC	2.1%
Nestle SA	2.1%
Barclays PLC	2.0%
Euronext NV	1.9%
NatWest Group PLC	1.8%
Novo Nordisk A/S - Class B	1.7%
BNP Paribas SA	1.6%

C000000082
Shareholder Report [Line Items]
Fund Name			SELECT BOND PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$16	0.31%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.31%
AssetsNet	$ 2,816,200,000	$ 2,816,200,000	$ 2,816,200,000
Holdings Count | Holding	1,048	1,048	1,048
InvestmentCompanyPortfolioTurnover			127.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$2,816,200 # of Portfolio Holdings (Derivatives not included, if applicable)1,048 Portfolio Turnover Rate127%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.3%
Municipal Bonds	0.1%
Governments	17.3%
Corporate Bonds	25.5%
Structured Products	56.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Federal National Mortgage Association, Various	17.2%
US Treasury, Various	15.9%
Federal Home Loan Mortgage Corp., Various	9.6%
Government National Mortgage Association, Various	2.1%
Uniform Mortgage Backed Security TBA, Various	1.2%
Government National Mortgage Association TBA, 5.5%, 7/20/53	1.0%
Morgan Stanley, Various	0.9%
Government National Mortgage Association, Series 2025-1, Class GC, 3.5%, 10/20/51	0.8%
Broadcom, Inc., Various	0.8%
The Goldman Sachs Group, Inc., Various	0.7%

C000050281
Shareholder Report [Line Items]
Fund Name			SHORT-TERM BOND PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$20	0.40%

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.40%
AssetsNet	$ 391,722,000	$ 391,722,000	$ 391,722,000
Holdings Count | Holding	848	848	848
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$391,722 # of Portfolio Holdings (Derivatives not included, if applicable)848 Portfolio Turnover Rate64%
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.0%
Governments	19.5%
Structured Products	30.7%
Corporate Bonds	46.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	18.8%
Federal National Mortgage Association, Various	4.3%
Federal Home Loan Mortgage Corp., Various	1.7%
Crown Castle, Inc., Various	1.0%
CVS Health Corp., Various	0.8%
Wells Fargo & Co., Various	0.7%
SBA Tower Trust, Various	0.7%
The Goldman Sachs Group, Inc., Various	0.7%
Government National Mortgage Association, Various	0.6%
Hyundai Capital America, Various	0.6%

C000000074
Shareholder Report [Line Items]
Fund Name			SMALL CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$27	0.56%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.56%
AssetsNet	$ 700,752,000	$ 700,752,000	$ 700,752,000
Holdings Count | Holding	147	147	147
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$700,752 # of Portfolio Holdings (Derivatives not included, if applicable)147 Portfolio Turnover Rate48%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Utilities	0.7%
Real Estate	1.5%
Communication Services	1.5%
Investment Companies	1.7%
Energy	2.2%
Consumer Staples	3.5%
Materials	4.5%
Financials	8.7%
Consumer Discretionary	10.9%
Information Technology	19.8%
Health Care	21.3%
Industrials	22.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

iShares Russell 2000 Growth ETF	1.8%
Ensign Group, Inc.	1.7%
SPX Technologies, Inc.	1.4%
Credo Technology Group Holding, Ltd.	1.4%
HealthEquity, Inc.	1.4%
Aerovironment, Inc.	1.3%
Verra Mobility Corp.	1.3%
ACI Worldwide, Inc.	1.2%
Moog, Inc. - Class A	1.1%
Stifel Financial Corp.	1.1%

C000000084
Shareholder Report [Line Items]
Fund Name			SMALL CAP VALUE PORTFOLIO
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 6/30/2025.
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]			You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number			1-888-455-2232
Additional Information Email			vavldocrequest@northwesternmutual.com
Additional Information Website			www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$43	0.87%

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.87%
AssetsNet	$ 548,368,000	$ 548,368,000	$ 548,368,000
Holdings Count | Holding	195	195	195
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$548,368 # of Portfolio Holdings (Derivatives not included, if applicable)195 Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.3%
Consumer Staples	1.9%
Communication Services	2.1%
Materials	4.5%
Utilities	5.8%
Energy	6.8%
Information Technology	7.0%
Health Care	8.4%
Consumer Discretionary	9.7%
Real Estate	10.8%
Industrials	13.3%
Financials	28.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.5%
Columbia Banking System, Inc.	1.5%
Houlihan Lokey, Inc.	1.4%
SouthState Corp.	1.2%
Western Alliance Bancorp	1.1%
Mirion Technologies, Inc.	1.1%
FB Financial Corp.	1.0%
Carvana Co.	1.0%
Matador Resources Co.	1.0%